Subsequent Events (Details) - USD ($)	Apr. 15, 2024	Mar. 31, 2024	Mar. 19, 2024	Mar. 13, 2024	Dec. 31, 2023	Jul. 12, 2023
Subsequent Events (Details) [Line Items]
Company’s trust account		$ 6,194,997	$ 6,145,817		$ 6,049,745
Deposit		$ 100,000			$ 100,000	$ 100,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Company’s trust account	$ 22,038			$ 22,037.64
Deposit			$ 22,037.64